Note 22 - Finance Income and Expenses - Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Unrealized foreign exchange gain (loss)	$ (352)	$ (1,777)	$ (1,091)	$ (1,172)
Realized foreign exchange gain (loss)	564	565	736	(709)
Total	$ 212	$ (1,212)	$ (354)	$ (1,881)